Contingent Liabilities and Commitments - Schedule of Future Minimum Commitments (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
2019	$ 75	$ 21
2020	81	21
2021	83	21
2022	65	1
2023	65
Total	$ 369	$ 64